Share-Based Compensation - Schedule of Weighted Average of Significant Assumptions (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average of Significant Assumptions [Abstract]
Dividend yield		0.00%	0.00%	0.00%
Risk-free interest rate		1.60%	2.30%	3.80%
Expected volatility	[1]	35.50%	59.80%	50.00%
Expected term		2 years 9 months	2 years 9 months	2 years 9 months

[1]	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.